Summary of Signification Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Signification Accounting Policies [Abstract]
Schedule of Disaggregation Information of Revenues	In accordance with ASC 280-10-50-40, the Company’s disaggregation information of revenues by each product and service or each group of similar product and service type which were recognized based on the nature of performance obligation disclosed above was as follows:
	For the six months ended June 30,
Product/Service Type	2024	Percentage of Total revenue	2023	Percentage of Total revenue
Food and beverage	$14,341,959	50.93%	$11,761,196	48.20%
Fresh produce	7,739,563	27.49%	7,053,085	28.91%
Lifestyle and other personal care items	24,881	0.09%	219,784	0.90%
Packaged-tour	6,040,684	21.46%	5,366,147	21.99%
Insurance referral	7,716	0.03%	-	-%
Total	$28,154,803	100.00%	$24,400,212	100.00%

Schedule of Revenues Classified by the Geographic areas	Revenues classified by the geographic areas in which the customers were located was as follows:
	For the six months ended June 30,
Country	2024	Percentage of Total revenue	2023	Percentage of Total revenue
Singapore	$10,528,665	37%	$10,743,266	44%
Indonesia	17,626,138	63%	13,656,946	56%
Total	$28,154,803	100%	$24,400,212	100%